Investments - Narrative (Details)			3 Months Ended								10 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2022 USD ($) state	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) state	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Summary of Investment Holdings [Line Items]
Debt securities, rated by investment advisor			$ 32,000,000				$ 13,000,000					$ 32,000,000	$ 13,000,000
Securities on deposit with regulatory authorities			90,000,000				116,000,000					90,000,000	116,000,000
Policy loans, fair value under fair value option			3,419,000,000				3,467,000,000					3,419,000,000	3,467,000,000
Policy loans not held as collateral for reinsurance			1,000,000,000.0				1,000,000,000.0					1,000,000,000.0	1,000,000,000.0
Aggregate fair value of securities sold at a loss												$ 5,359,000,000	$ 2,600,000,000	$ 7,608,000,000
Aggregate fair value of securities sold at a loss, percentage of book value												93.00%	95.00%	97.00%
Proceeds from sales of available-for-sale debt securities												$ 7,959,000,000	$ 9,600,000,000	$ 25,533,000,000
Unconsolidated VIEs, exposure to loss			3,098,000,000				3,347,000,000					3,098,000,000	3,347,000,000
Equity securities			359,000,000				257,000,000					359,000,000	257,000,000
Financing receivables			10,967,000,000				11,482,000,000					10,967,000,000	11,482,000,000
Financing receivables, accrued interest receivable			48,000,000				44,000,000					$ 48,000,000	44,000,000
Deferral of interest and principal payments, repayment period, COVID-19												1 year
Deferred interest and principal payments, COVID-19			10,000,000									$ 10,000,000
Recorded investment			15,000,000				6,000,000					15,000,000	6,000,000
Unpaid principal balance, no related allowance			16,000,000				7,000,000					16,000,000	7,000,000
Average recorded investment												18,000,000	2,000,000
Stressed loans			3,000,000				0					3,000,000	0
Mortgage loans in process of foreclosure			15,000,000				6,000,000					15,000,000	6,000,000
Other invested assets			2,817,000,000				2,620,000,000					2,817,000,000	2,620,000,000
Sale of limited partnership investments				$ 168,000,000	$ 236,000,000						$ 420,000,000
Securities loaned			$ 32,000,000				13,000,000					$ 32,000,000	13,000,000
Securities loaned, minimum percent of fair value required as collateral			102.00%									102.00%
Securities loaned, cash collateral			$ 33,000,000				14,000,000					$ 33,000,000	14,000,000
Repurchase agreements, weighted average interest rate	2.54%	0.07%
Repurchase agreement balance			1,012,000,000				1,572,000,000					1,012,000,000	1,572,000,000
Repurchase agreements, highest level of amount outstanding												1,012,000,000	2,349,000,000
Interest expense			18,000,000	$ 8,000,000	$ 6,000,000	$ 5,000,000	5,000,000	$ 4,000,000	$ 7,000,000	$ 6,000,000		37,000,000	22,000,000	44,000,000
Carrying Value
Summary of Investment Holdings [Line Items]
Equity securities			359,000,000				257,000,000					359,000,000	257,000,000
Unfunded partnership investment commitment
Summary of Investment Holdings [Line Items]
Unfunded commitments			1,398,000,000									$ 1,398,000,000
Minimum
Summary of Investment Holdings [Line Items]
Deferral of interest and principal payments, period, COVID-19												6 months
Maximum
Summary of Investment Holdings [Line Items]
Deferral of interest and principal payments, period, COVID-19												14 months
Repurchase agreements
Summary of Investment Holdings [Line Items]
Short term borrowings			311,000,000				1,548,000,000					$ 311,000,000	1,548,000,000
Commercial mortgage loans
Summary of Investment Holdings [Line Items]
Financing receivables			$ 10,200,000,000				10,500,000,000					$ 10,200,000,000	10,500,000,000
Financing receivables, collateralized by properties, number of states | state			38									38
Financing receivables, accrued interest receivable			$ 39,000,000				32,000,000					$ 39,000,000	32,000,000
Mortgage loans in process of foreclosure			0				0					0	0
Residential mortgage loans
Summary of Investment Holdings [Line Items]
Financing receivables			$ 1,308,000,000				939,000,000					$ 1,308,000,000	939,000,000
Financing receivables, collateralized by properties, number of states | state			50									50
Financing receivables, accrued interest receivable			$ 9,000,000				13,000,000					$ 9,000,000	13,000,000
Unconsolidated VIEs
Summary of Investment Holdings [Line Items]
Equity securities			121,000,000				139,000,000					121,000,000	139,000,000
Corporate securities | Single corporate obligor
Summary of Investment Holdings [Line Items]
Debt securities, unrealized loss			$ 57,000,000				$ 16,000,000					$ 57,000,000	$ 16,000,000
Corporate debt securities, financial services
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage			16.00%									16.00%
Corporate debt securities, healthcare
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage			10.00%									10.00%
Corporate debt securities, consumer goods
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage							15.00%						15.00%
Corporate debt securities, gross unrealized losses
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage							16.00%						16.00%
Equity securities
Summary of Investment Holdings [Line Items]
Unrealized gains (losses)												$ (65,000,000)	$ 2,000,000	(2,000,000)
Limited partnerships
Summary of Investment Holdings [Line Items]
Other invested assets			$ 2,434,000,000				$ 2,252,000,000					2,434,000,000	2,252,000,000
Federal Home Loan Bank capital stock
Summary of Investment Holdings [Line Items]
Other invested assets			146,000,000				125,000,000					146,000,000	125,000,000
Real estate
Summary of Investment Holdings [Line Items]
Other invested assets			237,000,000				243,000,000					237,000,000	243,000,000
Real estate, foreclosed properties
Summary of Investment Holdings [Line Items]
Other invested assets			$ 0				$ 1,000,000					0	1,000,000
Repurchase agreements
Summary of Investment Holdings [Line Items]
Interest expense												$ 8,000,000	$ 1,000,000	$ 1,000,000
Investment grade
Summary of Investment Holdings [Line Items]
Debt securities in an unrealized loss position, percentage			78.00%				76.00%					78.00%	76.00%
Below investment grade
Summary of Investment Holdings [Line Items]
Debt securities in an unrealized loss position, percentage			2.00%				2.00%					2.00%	2.00%
Not rated
Summary of Investment Holdings [Line Items]
Debt securities in an unrealized loss position, percentage			20.00%				22.00%					20.00%	22.00%
Below investment grade or not rated
Summary of Investment Holdings [Line Items]
Debt securities, unrealized losses, percentage			21.00%				16.00%					21.00%	16.00%